Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Years
Lease commitments - current portion	$ 4,490	$ 0
Lease commitments - non-current portion	75,030	$ 0
Capital Lease Obligations
Years
December 31, 2016	8,640
December 31, 2017	8,640
December 31, 2018	8,640
December 31, 2019	11,437
December 31, 2020	12,370
December, 2021 and thereafter	51,832
Total capital lease minimum payments	101,559
Excluding bareboat interest	22,039
Total lease commitments	79,520
Lease commitments - current portion	4,490
Lease commitments - non-current portion	$ 75,030